Discontinued Operations, Activity and Component of Liability for Losses and LAE (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability for Losses and LAE [Roll Forward]
Reserve for losses and LAE at beginning of period	$ 27,330	$ 30,672
Incurred Related to [Abstract]
Prior year	3,918	0
Current year	13,187	25,223
Total incurred	17,105	25,223
Paid Related to [Abstract]
Prior year	14,603	14,176
Current year	4,439	14,389
Total paid	19,042	28,565
Reserve for losses and LAE at end of period	25,393	27,330
Case basis reserves	12,078	15,863
Incurred but not reported reserves	13,315	11,467
Total	$ 25,393	$ 27,330